Deferred revenue - Changes in Deferred Revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 22, 2023
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year	R 6,420	R 6,360	R 6,430
Deferred revenue recognised on acquisition of subsidiary	198	0	0
Deferred revenue advance received	935	24	468
Deferred revenue recognised during the period	(1,252)	(290)	(847)
Interest charge	327	326	309
Foreign currency translation	4	0	0
Balance at the end of the year	6,632	6,420	6,360
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue	6,632	6,420	6,360
Current portion of deferred revenue	(305)	(21)	(156)
Non-current portion of deferred revenue	6,327	6,399	6,204
Century
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year	0	0
Deferred revenue recognised on acquisition of subsidiary				R 198
Deferred revenue recognised during the period	(860)
Balance at the end of the year	305	0	0
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue	305	0	0
Deferred revenue recognised during the period, cash	935
Marikana
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year	0	68
Deferred revenue recognised during the period		(92)	(400)
Balance at the end of the year	0	0	68
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue	0	0	68
Deferred revenue recognised during the period, cash		24	65
Deferred revenue recognised during the period, fair value of inventory	0	403
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year	6,420	6,292
Deferred revenue recognised during the period	(392)	(198)	(447)
Balance at the end of the year	6,327	6,420	6,292
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue	R 6,327	R 6,420	R 6,292